Debt Securities in Issue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Debt Securities in Issue

28. DEBT SECURITIES IN ISSUE

	Group
	2018 £m	2017 £m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	7,229	8,816
– Euro 30bn Euro Medium Term Note Programme	1,975	–
– US SEC-registered – Santander UK plc	7,649	6,280
– US$20bn Commercial Paper Programmes	3,131	2,906

	19,984	18,002

Euro 35bn Global Covered Bond Programme (See Note 15)	18,114	15,799
Certificates of deposit	3,221	4,681
Credit linked notes	42	43
Securitisation programmes (See Note 15)	5,331	4,108

	46,692	42,633

The credit linked notes were issued by PSA Finance UK Limited and reference a pool of auto loans and leases originated by PSA Finance UK Limited that, in return for a fee, provides credit protection on the first 7.6% of losses in the reference portfolio.